UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-02354

Exact name of registrant as specified in charter:

BlackRock Liquidity Funds
       California Money Fund Portfolio
       Federal Trust Fund Portfolio
       FedFund Portfolio
       MuniCash Portfolio
       MuniFund Portfolio
       New York Money Fund Portfolio
       TempCash Portfolio
       T-Fund Portfolio
       TempFund Portfolio
       Treasury Trust Portfolio

Address of principal executive offices:  100 Bellevue Parkway
                                         Wilmington, DE 19809

Name and address of agent for service:   Ralph L. Schlosstein, President
                                         40 East 52nd Street
                                         New York, New York 10022

Registrant's telephone number, including area code:  (888) 825-2257

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2006 - 06/30/2007

Item 1 - PROXY VOTING RECORD -

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2007 with respect to which the registrant was entitled to vote.


- SIGNATURES -

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:     /s/ Ralph L. Schlosstein
       -------------------------
       Ralph L. Schlosstein
       Principal Executive Officer

Date: August 24, 2007